Provisions	12 Months Ended
Mar. 31, 2025
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Provisions
(17) Provisions
The components of and changes in provisions for the year ended March 31, 2025 are as follows:

	Yen (millions)
	Product warranties	Other	Total
Balance as of April 1, 2024	¥815,190	¥136,533	¥951,723

Additional provisions	¥454,502	¥112,452	¥566,954
Write-offs	(357,345)	(45,832)	(403,177)
Reversal	(43,784)	(1,632)	(45,416)
Exchange differences on translating foreign operations	(10,460)	(3,909)	(14,369)

Balance as of March 31, 2025	¥858,103	¥197,612	¥1,055,715

Current liabilities and
non-current
liabilities of provisions as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Current liabilities	¥566,722	¥388,441
Non-current liabilities	385,001	667,274

Total	¥951,723	¥1,055,715

Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls.
(i) Honda recognizes general estimated warranty costs at the time products are sold to customers and estimates based on historical warranty claim experience with consideration given to the expected level of future warranty costs, including current sales trends, the expected number of units to be affected and the estimated average repair cost per unit for warranty claims.
(ii) In fiscal years prior to the year ended March 31, 2025, Honda historically recognized specific estimated warranty program costs when it was probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The provisions were estimated for each specific warranty program.
During the year ended March 31, 2025, it was made possible for Honda to make reliable estimates of product warranty costs at the time products are sold to customers, since the number of automobile product units subject to specific warranty program have increased in the recent fiscal years, historical data to support the use of its estimate on specific warranty program costs have sufficiently accumulated, and “Quality Innovation Operations” has been established to monitor progress of specific warranty programs and related costs across Honda. As such, Honda changed the estimation model to accrue the provisions comprehensively for specific warranty programs of automobile products manufactured at our major production bases at the time of vehicle sales for the year ended March 31, 2025.
The estimated specific warranty costs are measured by number of units sold over the past fiscal years and specific warranty cost per unit expected to be incurred (specific warranty cost per unit) after vehicle sales over its product life based on our historical experience. Expected specific warranty cost per unit is calculated based on the actual warranty costs incurred over specific range of past periods such as the average
useful product life. This estimate is inherently uncertain as it is based on our historical experience as described above. Consequently, the actual specific warranty cost per unit may differ from the expected cost per unit and result in adjustments to the provisions in future reporting periods. The difference from estimated specific warranty cost per unit can be primarily driven by actual repair cost such as parts and labors.
In addition to the provisions comprehensively accrued, estimates of certain warranty program cost are individually made when it is deemed appropriate by considering its nature and magnitude of each program. Honda recognizes those provisions when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The provisions are estimated based on the expected level of future warranty costs, including the expected number of units to be affected and the estimated repair cost per unit for warranty claims.
The change in the estimation model resulted in the increase of provisions for product warranties by ¥127,554 million for the year ended March 31, 2025, which is included in selling, general and administrative in the consolidated statements of income and included in Automobile business.
Provisions for (i) and (ii) product warranties are utilized for expenditures based on the demand from customers and dealers. A portion of the product warranties is expected to be reimbursed by agreement with suppliers. The amount of expected reimbursement is ¥161,057 million as of March 31, 2025.